                                                       1933 Act File No. 2-10415
                                                         1940 Act File No. 811-1

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   108  ....................         X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   48  ....................................         X__

                       FEDERATED STOCK AND BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X   immediately upon filing pursuant to paragraph (b).
_   on _________________ pursuant to paragraph (b).
___ 60 days after filing pursuant to paragraph (a)(i).
___ on _________________ pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Stock and Bond Fund, Inc.

PROSPECTUS

January 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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A mutual fund seeking to provide relative safety of capital with the possibility of long-term growth of capital and income by allocating investments primarily between equity and fixed-income securities. Consideration is also given to current income.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 6

What are the Fund's Investment Strategies? 7

What are the Principal Securities in Which the Fund Invests? 10

What are the Specific Risks of Investing in the Fund? 18

What Do Shares Cost? 23

How is the Fund Sold? 32

How to Purchase Shares 33

How to Redeem and Exchange Shares 35

Account and Share Information 39

Who Manages the Fund? 42

Legal Proceedings 44

Financial Information 45

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio that is allocated between equity and fixed-income securities.

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The Fund's allocation between equity securities and fixed-income securities is based upon an analysis of general market and economic conditions. During normal market conditions, the equity allocation ranges from 45% to 75% of the portfolio and the fixed-income allocation ranges from 25% to 55% of the portfolio.

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With regard to the portion of the Fund allocated to equity securities, the Fund invests primarily in securities of medium and large capitalization companies that offer superior growth prospects or of companies with stock that is undervalued.

With respect to the fixed-income portion of the portfolio, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations and mortgage-backed securities. The Fund's investment adviser (the "Adviser") allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between total return and risk. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

  Investment Style Risks. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's share price may lag that of other funds using a different investment style.

  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on fixed-income securities with longer duration. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

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  Liquidity Risks. The equity and fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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  Risks Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater credit and liquidity risks than investment-grade securities.

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  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Risks of Investing in Derivatives Contracts. The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity, and leverage risks.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

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  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 10.50% (quarter ended June 30, 1997). Its lowest quarterly return was (8.73)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B, and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), both of which are broad-based market indexes, and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	10 Years	Start of Performance 1
Class A Shares:
Return Before Taxes	0.79%	 2.29%	 8.41%	--
Return After Taxes on Distributions 2	0.09%	 1.34%	 6.09%	--
Return After Taxes on Distributions and Sale of Fund Shares 2	0.50%	 1.40%	 5.94%	--
Class B Shares:
Return Before Taxes	0.36%	 2.33%	--	6.76%
Class C Shares:
Return Before Taxes	3.82%	 2.50%	 8.09%	--
S&P 500	10.88%	(2.30)%	12.07%	--
LBAB	4.34%	 7.71%	 7.72%	--
LBFA	7.93%	 2.01%	 9.09%	--
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1 The Fund's Class B Shares start of performance date was August 30, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and l ocal taxes. After-tax returns for Class B and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED STOCK AND BOND FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waiver) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.69%	0.69%	0.69%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses [2]	0.36%	0.36%	0.34%
Total Annual Fund Operating Expenses	1.30%	2.05% [3]	2.03%

1 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
Total Waiver of Fund Expenses	0.01%	0.01%	0.01%
Total Actual Annual Fund Operating Expenses (after waiver)	1.29%	2.04%	2.02%
2 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.35%, 0.35%, and 0.33% for Class A, Class B, and Class C Shares, respectively, for the fiscal year ended November 30, 2004.
3 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$675	$ 939	$1,224	$2,032
Expenses assuming no redemption	$675	$ 939	$1,224	$2,032
Class B:
Expenses assuming redemption	$758	$1,043	$1,303	$2,187
Expenses assuming no redemption	$208	$ 643	$1,103	$2,187
Class C:
Expenses assuming redemption	$404	$ 730	$1,182	$2,435
Expenses assuming no redemption	$304	$ 730	$1,182	$2,435

What are the Fund's Investment Strategies?

The Fund's allocation between equity securities and fixed-income securities is based upon an analysis of general market and economic conditions. During normal market conditions, the equity allocation ranges from 45% to 75% of the portfolio and the fixed-income allocation ranges from 25% to 55% of the portfolio.

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With regard to the portion of the Fund allocated to equity securities, the Fund pursues its investment objective by investing primarily in equity securities of medium and large capitalization companies that offer superior growth prospects or companies with stock that is deemed to be undervalued.

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In selecting equity securities, the Adviser reviews potential issues, looking at criteria appropriate to the Fund's investment goals. Using its own quantitative process, the Adviser rates the future performance potential of equity securities. The Adviser evaluates each company's earnings potential, market valuation, and expected long-term growth to narrow the list of attractive companies. The Adviser then evaluates factors which are important to the future performance of the security such as earnings quality. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. The Fund may also invest in foreign securities (including American Depositary Receipts) and companies with small market capitalizations.

With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Adviser seeks to enhance the performance of the Fund's fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is then weighed against the security's current spread, credit risk and risk of prepayment in order to complete the analysis.

Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.

The Adviser seeks the higher relative returns of mortgage-backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage prepayment risk to the Fund by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage credit risk to the fund by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in noninvestment-grade, fixed-income securities, non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The noninvestment grade securities in which the Fund invests, which are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO), generally pay higher interest rates as compensation for the greater default risk attached to the securities.

When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the Adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Fund and incur additional expenses. Therefore, any investment by the Fund in other funds is subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Because the Fund refers to fixed-income and equity investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income and equity investments.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed-income securities in which the Fund invests :

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable-rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market and currency risks, and may also expose the fund to liquidity and leverage risks.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded (OTC) are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;

  the principal trading market for its securities is in another country; or

  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities

Foreign government securities generally consist of fixed-income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions, and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank, and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

SPECIAL TRANSACTIONS

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Dollar rolls are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may also invest in mortgage backed, high yield and emerging market securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Investment Ratings for Investment-Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

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  Trading opportunities are more limited for equity and fixed-income securities that are not widely held, and for fixed-income securities that have not received any credit ratings or have received ratings below investment grade. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. The features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity, and leverage risks.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

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INVESTMENT STYLE RISK

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  Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform other funds that employ a different style. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

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RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

  Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

INTEREST RATE RISKS

  Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed-income securities with comparable credit risks.

  Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increase prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed-income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

  Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES

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  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
Class F	$1,500/$100	1.00%	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs ( SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ( expense ratios ), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and Class F Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class C Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ( Qualifying Accounts ). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs ), or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs, or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases (Effective through February 28, 2005)

  combining concurrent purchases of and/or current investments in Class A Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same Class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

Concurrent and Accumulated Purchases (Effective March 1, 2005)

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. ( Call your investment professional or the Fund for more information .) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;

  with reinvested dividends or capital gains;

  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);

  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

  pursuant to the exchange privilege.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and

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  Shares held the longest. ( To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

  purchased through an investment professional that did not receive an advance commission on the purchase;

  purchased with reinvested dividends or capital gains;

  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;

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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period. ( The holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.); and

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Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program Class B Shares only.

How is the Fund Sold?

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The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration, and customer servicing of the Fund's Class B Shares, Class C Shares, and Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated , for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and

  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or

  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed or exchanged;

  signatures of all shareholders exactly as registered; and

  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days;

  a redemption is payable to someone other than the shareholder(s) of record; or

  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or

  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;

  during periods of market volatility; or

  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;

  meet any minimum initial investment requirements; and

  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) on Class B Shares

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You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;

  you reinvest all dividends and capital gains distributions; and

  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, nonretirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

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Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for strategies to succeed. See "What Do Shares Cost?" The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The site of share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions, and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

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The Board of Directors ("the Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement, and certain support services to the Adviser. The fees for these services are paid by the Adviser and not by the Fund. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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THE FUND'S PORTFOLIO MANAGERS ARE:

John W. Harris

John W. Harris has been the Fund's Portfolio Manager since December 1999. He is Vice President of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmore

David P. Gilmore has been the Fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since October 1994. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since November 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since September 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro, Morin, & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended October 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$17.38		$17.32		$15.61		$17.22		$18.78		$18.71
Income From Investment Operations:
Net investment income	0.36		0.02		0.31		0.39		0.48		0.55
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.01		0.11		1.71		(1.62)		(1.04)		0.48
TOTAL FROM INVESTMENT OPERATIONS	1.37		0.13		2.02		(1.23)		(0.56)		1.03
Less Distributions:
Distributions from net investment income	(0.37)		(0.07)		(0.31)		(0.38)		(0.53)		(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--		--		--		(0.47)		(0.42)
TOTAL DISTRIBUTIONS	(0.37)		(0.07)		(0.31)		(0.38)		(1.00)		(0.96)
Net Asset Value, End of Period	$18.38		$17.38		$17.32		$15.61		$17.22		$18.78
Total Return [2]	7.89%		0.75%		13.08%		(7.32)%		(3.12)%		5.79%

Ratios to Average Net Assets:
Expenses	1.29	% [3]	1.26	% [3,4]	1.31	% [3]	1.26	% [3]	1.31%		1.29%
Net investment income	1.72%		1.64	% [4]	1.89%		2.32%		2.64%		2.98%
Expense waiver/reimbursement [5]	0.01%		0.01	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$237,428		$226,701		$224,461		$184,294		$175,854		$177,236
Portfolio turnover	47%		1%		74%		54%		28%		26%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004, period ended November 30, 2003, and years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended October 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$17.36		$17.28		$15.58		$17.19		$18.75		$18.68
Income From Investment Operations:
Net investment income	0.23		0.01		0.19		0.26		0.35		0.41
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.00		0.11		1.70		(1.62)		(1.05)		0.49
TOTAL FROM INVESTMENT OPERATIONS	1.23		0.12		1.89		(1.36)		(0.70)		0.90
Less Distributions:
Distributions from net investment income	(0.23)		(0.04)		(0.19)		(0.25)		(0.39)		(0.41)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--		--		--		(0.47)		(0.42)
TOTAL DISTRIBUTIONS	(0.23)		(0.04)		(0.19)		(0.25)		(0.86)		(0.83)
Net Asset Value, End of Period	$18.36		$17.36		$17.28		$15.58		$17.19		$18.75
Total Return [2]	7.08%		0.68%		12.22%		(8.02)%		(3.85)%		5.02%

Ratios to Average Net Assets:
Expenses	2.04	% [3]	2.01	% [3,4]	2.06	% [3]	2.01	% [3]	2.06%		2.04%
Net investment income	0.97%		0.89	% [4]	1.14%		1.57%		1.89%		2.26%
Expense waiver/reimbursement [5]	0.01%		0.01	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$73,911		$72,412		$71,836		$59,165		$60,058		$48,898
Portfolio turnover	47%		1%		74%		54%		28%		26%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004, period ended November 30, 2003, and years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended October 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$17.32		$17.24		$15.54		$17.15		$18.70		$18.63
Income From Investment Operations:
Net investment income	0.23		0.01		0.19		0.26		0.35		0.41
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.00		0.11		1.70		(1.62)		(1.04)		0.49
TOTAL FROM INVESTMENT OPERATIONS	1.23		0.12		1.89		(1.36)		(0.69)		0.90
Less Distributions:
Distributions from net investment income	(0.24)		(0.04)		(0.19)		(0.25)		(0.39)		(0.41)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--		--		--		(0.47)		(0.42)
TOTAL DISTRIBUTIONS	(0.24)		(0.04)		(0.19)		(0.25)		(0.86)		(0.83)
Net Asset Value, End of Period	$18.31		$17.32		$17.24		$15.54		$17.15		$18.70
Total Return [2]	7.09%		0.68%		12.25%		(8.03)%		(3.81)%		5.04%

Ratios to Average Net Assets:
Expenses	2.02	% [3]	2.01	% [3,4]	2.04	% [3]	2.01	% [3]	2.06%		2.04%
Net investment income	0.99%		0.89	% [4]	1.16%		1.57%		1.89%		2.26%
Expense waiver/reimbursement [5]	0.01%		0.01	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,704		$27,853		$27,731		$22,567		$24,032		$21,909
Portfolio turnover	47%		1%		74%		54%		28%		26%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004, period ended November 30, 2003, and years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge

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A Statement of Additional Information (SAI) dated January 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-1

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307

8012905 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Stock and Bond Fund, Inc.

PROSPECTUS

January 31, 2005

CLASS K SHARES

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A mutual fund seeking to provide relative safety of capital with the possibility of long-term growth of capital and income by allocating investments primarily between equity and fixed-income securities. Consideration is also given to current income.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 6

What are the Fund's Investment Strategies? 7

What are the Principal Securities in Which the Fund Invests? 10

What are the Specific Risks of Investing in the Fund? 17

What Do Shares Cost? 22

How is the Fund Sold? 25

How to Purchase Shares 27

How to Redeem and Exchange Shares 29

Account and Share Information 32

Who Manages the Fund? 36

Legal Proceedings 39

Financial Information 40

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio that is allocated between equity and fixed-income securities.

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The Fund's allocation between equity securities and fixed-income securities is based upon an analysis of general market and economic conditions. During normal market conditions, the equity allocation ranges from 45% to 75% of the portfolio and the fixed-income allocation ranges from 25% to 55% of the portfolio.

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With regard to the portion of the Fund allocated to equity securities, the Fund invests primarily in securities of medium and large capitalization companies that offer superior growth prospects or of companies with stock that is undervalued.

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With respect to the fixed-income portion of the portfolio, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Fund's investment adviser (the "Adviser") allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between total return and risk. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

  Investment Style Risks. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's share price may lag that of other funds using a different investment style.

  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on fixed-income securities with longer duration. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

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  Liquidity Risks. The equity and fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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  Risks Associated with Noninvestment- Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.

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  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Risks of Investing in Derivatives Contracts. The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity, and leverage risks.

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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than could otherwise be the case.

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  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares: Class A, Class B, and Class C Shares. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes competitive performance information. The fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund's Class K Shares highest quarterly return was 10.38% (quarter ended June 30, 1997). Its lowest quarterly return was (8.84)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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As previously discussed, the Fund's Class K Shares commenced operations on April 8, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. Return Before Taxes is shown for Class K Shares. In addition, Return After Taxes is shown for the Fund's Class K Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over stated periods and include comparative performance information in the form of returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), both of which are broad-based market indexes, and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category.

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(For the periods ended December 31, 2004)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	6.35%	3.01%	8.54%
Return After Taxes on Distributions [1]	5.73%	2.20%	6.45%
Return After Taxes on Distributions and Sale of Fund Shares [1]	4.11%	2.11%	6.25%
S&P 500	10.88%	(2.30)%	12.07%
LBAB	4.34%	7.71%	7.72%
LBFA	7.93%	2.01%	9.09%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED STOCK AND BOND FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Shareholder Fees	Class K
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.69%
Distribution (12b-1) Fee	0.50%
Shareholder Services Fee	None
Other Expenses	0.56%
Total Actual Annual Fund Operating Expenses	1.75%

1 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
Total Waiver of Fund Expenses	0.01%
Total Actual Annual Fund Operating Expenses (after waiver)	1.74%
2 The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.55% for the Class K fiscal year ended November 30, 2004.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$178
3 Years	$551
5 Years	$949
10 Years	$2,062

What are the Fund's Investment Strategies?

The Fund's allocation between equity securities and fixed-income securities is based upon an analysis of general market and economic conditions. During normal market conditions, the equity allocation ranges from 45% to 75% of the portfolio and the fixed-income allocation ranges from 25% to 55% of the portfolio.

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With regard to the portion of the Fund allocated to equity securities, the Fund pursues its investment objective by investing primarily in equity securities of medium and large capitalization companies that offer superior growth prospects or companies with stock that is deemed to be undervalued.

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In selecting equity securities, the Adviser reviews potential issues, looking at criteria appropriate to the Fund's investment goals. Using its own quantitative process, the Adviser rates the future performance potential of equity securities. The Adviser evaluates each company's earnings potential, market valuation, and expected long-term growth to narrow the list of attractive companies. The Adviser then evaluates factors which are important to the future performance of the security such as earnings quality. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. The Fund may also invest in foreign securities (including American Depositary Receipts) and companies with small market capitalizations.

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With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Adviser seeks to enhance the performance of the Fund's fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is then weighed against the security's current spread, credit risk and risk, of prepayment in order to complete the analysis.

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Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.

The Adviser seeks the higher relative returns of mortgage-backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage prepayment risk to the Fund by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage credit risk to the fund by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in noninvestment- grade, fixed-income securities, non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The noninvestment- grade securities in which the Fund invests, which are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO), generally pay higher interest rates as compensation for the greater default risk attached to the securities.

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When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the Adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Fund and incur additional expenses. Therefore, any investment by the Fund in other funds is subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Because the Fund refers to fixed-income and equity investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income and equity investments.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks

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Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed-income securities in which the Fund invests :

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable-rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration , Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market and currency risks, and may also expose the fund to liquidity and leverage risks.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;

  the principal trading market for its securities is in another country; or

  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities

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Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions, and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

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Foreign government securities also include fixed-income securities of quasi -governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental instrumentalities, including quasi-governmental agencies.

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Foreign Exchange Contracts

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In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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SPECIAL TRANSACTIONS

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Dollar rolls are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may also invest in mortgage-backed, high-yield, and emerging market securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses .

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Investment Ratings for Investment-Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

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  Trading opportunities are more limited for equity and fixed-income securities that are not widely held, and for fixed-income securities that have not received any credit ratings or have received ratings below investment grade. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. The features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

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INVESTMENT STYLE RISK

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  Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform other funds that employ a different style. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

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RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund' s investments.

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CURRENCY RISKS

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  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

  Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

INTEREST RATE RISKS

  Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed-income securities with comparable credit risks.

  Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increase prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed-income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

  Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS ASSOCIATED WITH NONINVESTMENT-GRADE SECURITIES

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  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market) .

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The Fund generally values fixed- income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities .

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example : (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed ; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close ; (3) a portfolio security is not traded in significant volume for a substantial period ; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE .. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The minimum in itial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the fund.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Fe derated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration, and customer servicing of the Fund's Class B Shares, Class C Shares, and Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Sh ares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and t he Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and

  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wi re

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXC HANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or

  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.

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By Ma il

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed or exchanged;

  signatures of all shareholders exactly as registered; and

  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days;

  a redemption is payable to someone other than the shareholder(s) of record; or

  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR RED EMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or

  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;

  during periods of market volatility; or

  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;

  meet any minimum initial investment requirements; and

  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGR AM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITA L GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date f or a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, nonretirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are tax able at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICI ES

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Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated ..

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for strategies to succeed. See "What Do Shares Cost?" The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The site of share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi- annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fun d?

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The Board of Directors ("the Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading, and transaction settlement and certain support services to the Adviser. The fees for these services are paid by the Adviser and not by the Fund. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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THE FUND'S PORTFOLIO MANAGERS AR E:

John W. Harris

John W. Harris has been the Fund's Portfolio Ma nager since December 1999. He is Vice President of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmo re

David P. Gilmore has been the Fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since October 1994. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since November 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Mark E. Durbia no

Mark E. Durbiano has been the Fund's Portfolio Manager since September 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

Legal Proceeding s

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on the se and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro, Morin, & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund re demptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2004		Period Ended 11/30/2003	[1]	Period Ended 10/31/2003	[2]
Net Asset Value, Beginning of Period	$17.38		$17.32		$15.61
Income From Investment Operations:
Net investment income	0.29		0.01		0.10
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	1.03		0.10		1.71
TOTAL FROM INVESTMENT OPERATIONS	1.32		0.11		1.81
Less Distributions:
Distributions from net investment income	(0.30)		(0.05)		(0.10)
Net Asset Value, End of Period	$18.40		$17.38		$17.32
Total Return [3]	7.64%		0.64%		11.64%

Ratios to Average Net Assets:
Expenses	1.74	% [4]	1.78	% ,4,5	1.81	% [4,5]
Net investment income	2.52%		1.14	% [5]	1.39	% [5]
Expense waiver/reimbursement [6]	0.01%		0.01	% [5]	0.00	% [5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$65		$0	[8]	$0	[8]
Portfolio turnover	47%		1%		74%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004 and periods ended November 30, 2003 and October 31, 2003, respectively, after taking into account the expense reductions.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $1,000.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge

A Statement of Additional Information (SAI) dated January 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to t he disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-1

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313911406

28204 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

FEDERATED STOCK AND BOND FUND, INC.

Statement of Additional Information
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January 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class K Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Stock and Bond Fund, Inc. (Fund), dated
January 31, 2005. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                            Who Manages and Provides Services to the Fund?
                                            16
                                            How Does the Fund Measure Performance?..27

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on October 31, 1934.

The Board of Directors (the "Board") has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares (Shares). This
SAI relates to all classes of Shares. The Fund's investment adviser is Federated Equity
Management Company of Pennsylvania (Adviser). Prior to January 1, 2004, Federated
Investment Management Company was investment adviser to the Fund. Both the current adviser and the former adviser are wholly owned subsidiaries of Federated Investors Inc.,
(Federated).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date.
Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less
(a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund invests:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National
Mortgage Association, Small Business Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General
Services Administration, Department of Housing and Urban Development, Export-Import Bank,
Overseas Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits.
For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student
Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand.
Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage-Backed Securities
The Fund may invest in mortgage-backed securities primarily by investing in another mutual fund that owns securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur additional administrative expenses. The Fund may also invest in such securities directly.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.
Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.
As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and
TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as LIBOR.
The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the
CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Non-Governmental Mortgage-Backed Securities
Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage related asset-backed securities. These securities involve credit risks and liquidity risks.

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Asset-Backed Securities
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.
Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).
Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

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Credit Enhancement
The Fund may invest in tax exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Convertible Securities
Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the
Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.
Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain;
if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.
If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency risks and credit risk and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.
Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator"
under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell futures contracts on portfolio securities or financial futures contracts (including index futures) and engage in foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price
(the exercise price) during, or at the end of, a specified period. The seller (or writer)
of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o     Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o     Write call options on indices, portfolio securities, index futures, currencies
      (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o     Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed-income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million
LIBOR swap would require one party to pay the equivalent of the London Interbank Offer
Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Credit Default Swaps
Credit default swaps are agreements between two parties whereby one party (the
"protection buyer") agrees to make regular payments over the term of the agreement to another party (the "protection seller"), provided that no designated event of default on an underlying obligation has occurred. If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The fund may be either the protection buyer or the protection seller in a credit default swap. If the fund is a protection buyer and no event of default occurs, the fund will lose its entire investment in the swap agreement (i.e., An amount equal to the payments made to the protection seller). However, if an event of default occurs, the fund (as protection buyer) will deliver the underlying obligation and receive a payment equal to the full notional value of the underlying asset, even though the underlying asset may have little or no value. If the fund is the protection seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement. However, if an event of default occurs, the fund (as protection seller) will pay the protection buyer the full notional value of the reference obligation and receive the underlying obligation. Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.

Caps and Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Total Return Swaps
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies.
The parties might agree to exchange the notional principal amount as well.

Hybrid Instruments
Hybrid instruments combine elements of two different kinds of underlying investments.
Hybrid instruments can take on may forms including, but not limited to, the following three forms: First, a common form of a hybrid instrument combines elements of derivative contracts with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Secondly, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Lastly, hybrid instruments may include convertible securities with conversion terms related to an underlying asset or benchmark.

Depending on the type of hybrid instrument the risks of investing in hybrid instruments may reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income, equity or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the
Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other
Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank
Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.  The Fund may also invest in mortgage backed, high yield and emerging market securities primarily by investing in another investment company (which is not available for general investment by the public)
that owns those securities and that is advised by an affiliate of the Adviser.  The Fund may also invest in such securities directly.  These other investment companies are managed independently of the Fund and incur additional expenses.  Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.
This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller
(rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the
Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage- backed securities. Dollar rolls are subject to market risks and credit risks.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard
& Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA,
AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Investment Style Risks
The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's share price may lag that of other funds using a different investment style.

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Liquidity Risks
Trading opportunities are more limited for equity and fixed-income securities that are not widely held, and fixed income securities that have not received any credit ratings or have received ratings below investment grade. Trading opportunities are more limited for
CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may under perform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The specific risks associated with fixed-income securities are as follows:

Interest Rate Risks
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed- income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from NRSROs such as S&P and Moody's
Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S.
Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risk
Call risk is the possibility that an issuer may redeem a fixed- income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
Trading opportunities are more limited for equity and fixed-income securities that are not widely held and fixed income securities that have not received any credit ratings, have received ratings below investment grade. Trading opportunities are more limited for
CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks of Investing in Derivatives Contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated.
Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the
Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this SAI, such as stock market, credit, liquidity and leverage risks.

Risks Associated with Noninvestment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Fundamental INVESTMENT Objective
The Fund's investment objective is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income. The investment objective may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Purchases on Margin
The Fund will not sell any securities short or purchase any securities on margin.

Borrowing Money and Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its net assets including the amount borrowed, as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. This practice is not for investment leverage.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Investing in Commodities, Commodity Contracts, or Real Estate
The Fund will not invest in commodities, commodity contracts, or real estate, provided, that the Fund may acquire securities of real estate investment trusts, and marketable securities of companies which may represent indirect interests in real estate, and any investment security which derives its value from real estate.

Underwriting
The Fund will not engage in underwriting or agency distribution of securities issued by others.

Lending Cash or Securities
The Fund will not lend any assets except portfolio securities. The purchase of corporate or government bonds, debentures, notes or other evidences of indebtedness shall not be considered a loan for purposes of this limitation.

Concentration
The Fund will not invest more than 25% of the value of its total assets in securities of companies in any one industry. However, with respect to foreign governmental securities, the Fund reserves the right to invest up to 25% of its total assets in fixed-income securities of foreign governmental units located within an individual foreign nation and to purchase or sell various currencies on either a spot or forward basis in connection with these investments.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company
Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Acquiring Securities
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or lend portfolio securities in excess of 5% of the value of its net assets during the last fiscal year and has not present intent to do so in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Cash items may include short-term obligations such as:

o     obligations of the U.S. government or its agencies or instrumentalities; and
      repurchase agreements.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it
(the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                                           Dealer
                                        Reallowance
Purchase Amount                       as a percentage
                                             of
                                      Public Offering
                                           Price
Less than $50,000                          5.00%
$50,000 but less than $100,000             4.00%
$100,000 but less than $250,000            3.25%
$250,000 but less than $500,000            2.25%
$500,000 but less than $1 million          1.80%
$1 million or greater                      0.00%

Class C Shares
------------------------------------------------------------------------------------------
                                  Dealer Reallowance
                                  as a Percentage of
                                  Public Offering
                                  Price
All Purchase Amounts              1.00%

ADVANCE COMMISSIONS
------------------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                             Advance Commission
                             as a Percentage of
Purchase Amount              Public Offering
                             Price
First $1 million - $5        0.75%
million
Next $5 million - $20        0.50%
million
Over $20 million             0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                 Advance Commission
                                                 as a Percentage of
Class B Shares                                   Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%
                                                 Advance Commission
                                                 as a Percentage of
Class C Shares                                   Public Offering
                                                 Price
All Purchase Amounts                             1.00%

------------------------------------------------------------------------------------------

RULE 12B-1 PLAN (class b shares, class c shares and class k shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of
Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The
Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the
Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing
Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses.
In no event will the Fund pay for any expenses of the Distributor that exceed the maximum
Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the
Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.
In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or
Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the
Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class B Shares and
Class C Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended October 31:

                    2004                      2003                     2002
           Total                       Total                     Total     Amount
           Sales         Amount        Sales       Amount        Sales      Retained
            Charges     Retained      Charges     Retained      Charges
Class A    $501,378     $51,855      $712,321      $75,649     $850,701     $101,415
Shares
Class B    $138,746        $0        $202,604        $0       $1,598,356       $0
Shares
Class C     $28,879       $221        $16,222      $1,266       $30,035     $13,668
Shares

------------------------------------------------------------------------------------------

                      Period Ended November 30, 2003
             Total Sales Charges
                                                      Amount
                                                     Retained
Class A           $381,671                           $42,160
Shares
Class B            $93,509                              $0
Shares
Class C            $14,190                            $1,169
Shares

------------------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of January 5, 2005, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO owned approximately 3,639,393 Shares (28.29%).

As of January 5, 2005, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland Heights, MO owned approximately 754,733 Shares (19.06%).

As of January 5, 2005, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO owned approximately 91,986 Shares (6.27%); MLPF&S for the sole benefit of its customers,
Jacksonville, FL owned approximately 148,623 Shares (10.12%).

As of January 5, 2005, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Class K Shares: Brendon Pierson Ttee, Wall, NJ owned approximately 163 Shares (5.23%); Van Glass Ttee, Mesa, AZ owned approximately 303 Shares
(9.71%); Daniel Klein Ttee, Gainesville, FL owned approximately 1,375 Shares (44.05%);
Angel Perez Ttee, Garner, NC owned approximately 176 Shares (5.63%); Robert Henschen
Ttee, Wolcottville, IN owned approximately 443 Shares (14.18%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Jones
Financial Companies LLP; organized in the state of Missouri.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code)
applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute
Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members).
Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2003, the Federated Fund Complex
consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January 5, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                                                          Aggregate
                                                         Compensation
                                                          From Fund
                                                            (past           Total
Name                                                     fiscal year)   Compensation
Birth Date                                                              From Fund and
Address                                                                Federated Fund
Positions Held with                                                     Complex (past
Fund                  Principal Occupation(s) for Past                 calendar year)
Date Service Began    Five Years, Other Directorships
                      Held and Previous Position(s)
                      Principal Occupations: Chairman         $0
John F. Donahue*      and Director or Trustee of the                         $0
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
DIRECTOR              ---------------------------------
Began serving:
December 1956         Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0
J. Christopher        Executive Officer and President                        $0
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
November 1998         Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $1,195.48
Lawrence D. Ellis,    or Trustee of the Federated Fund                    $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                                                          Aggregate
                                                         Compensation
                                                          From Fund
                                                            (past           Total
Name                                                     fiscal year)   Compensation
Birth Date                                                              From Fund and
Address                                                                Federated Fund
Positions Held with                                                     Complex (past
Fund                  Principal Occupation(s) for Past                 calendar year)
Date Service Began    Five Years, Other Directorships
                      Held and Previous Position(s)
                      Principal Occupation: Director      $1,315.04       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $1,315.04       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Investment            Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $1,315.04       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
November 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $1,195.48       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
November 1998         consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $1,195.48       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $1,315.04       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
November 1998         International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $1,434.57       $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker Corp.
DIRECTOR              (engineering, construction,
Began serving:        operations and technical
February 1995         services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $1,195.48       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving:        Previous Positions: National
January 1985          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $1,195.48       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
November 1998         portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with
Corporation                   Principal Occupation(s) and Previous Position(s)
-----------------------------
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT      Inc.
Began serving: June 1995
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: May 1976
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
Stephen F. Auth               Fund and various other Funds in the Federated Fund
Birth Date: September 3, 1956 Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 2002  Corp., Federated Equity Management Company of
                              Pennsylvania and Passport Research II, Ltd.

                              Previous Positions: Executive Vice President, Federated
                              Investment Management Company, and Passport Research,
                              Ltd.; Senior Vice President, Global Portfolio
                              Management Services Division; Senior Vice President,
                              Federated Investment Management Company and Passport
                              Research, Ltd.; Senior Managing Director and Portfolio
                              Manager, Prudential Investments.

---------------------------------------------------------------------------------------

                              John W. Harris has been the Fund's Portfolio Manager
John W. Harris                since December 1999. He is Vice President of the Fund.
Birth Date: June 6, 1954      Mr. Harris initially joined Federated in 1987 as an
VICE PRESIDENT                Investment Analyst. He served as an Investment Analyst
Began serving: December 1999  and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President
                              through May 1993. After leaving the money management
                              field to travel extensively, he rejoined Federated in
                              1997 as a Senior Investment Analyst and became a
                              Portfolio Manager and an Assistant Vice President of
                              the Fund's Adviser in December 1998. In January 2000,
                              Mr. Harris became a Vice President of the Fund's
                              Adviser. Mr. Harris is a Chartered Financial Analyst.
                              He received his M.B.A. from the University of
                              Pittsburgh.

**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------

COMMITTEES of the board
                                                                           Meetings
Board     Committee                                                           Held
Committee Members             Committee Functions                          During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          Six
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit                         The purposes of the Audit Committee are        Seven
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              registered public accounting firm, acts
                              as a liaison between the independent
                              registered public accounting firm and the
                              Board and reviews the Fund`s internal
                              audit function.

Nominating                                                                    One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

------------------------------------------------------------------------------------------


Board ownership of shares in the fund and in the Federated family of Investment companies
                                 AS OF DECEMBER 31, 2003
                                                   Aggregate
                                                Dollar Range of
                           Dollar Range of      Shares Owned in
Interested                  Shares Owned           Federated
Board Member Name              in Fund             Family of
                                                   Investment
                                                   Companies
John F. Donahue            $10,001-$50,000       Over $100,000
J. Christopher Donahue          None             Over $100,000
Lawrence D. Ellis, M.D.      $1-$10,000          Over $100,000

Independent
Board Member Name
Thomas G. Bigley                None             Over $100,000
John T. Conroy, Jr.             None             Over $100,000
Nicholas P. Constantakis        None             Over $100,000
John F. Cunningham              None             Over $100,000
Peter E. Madden                 None             Over $100,000
Charles F. Mansfield,           None               $50,001 -
Jr.                                                 $100,000
John E. Murray, Jr.,            None             Over $100,000
J.D., S.J.D.
Marjorie P. Smuts               None             Over $100,000
John S. Walsh                   None             Over $100,000

------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the
Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the
Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or
Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every
Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund
Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel,
Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the
Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and
against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.
The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the Proxy Voting
Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the
Adviser who is contacted by an Interested Company regarding proxies to be voted by the
Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an
Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has
directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the
Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the
Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products"
section of the Federated Investors website at www.federatedinvestors.com.  A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector and credit quality. To access this information from the "Products" section of the website, click on "Portfolio
Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the
Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the
Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the
Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings"
from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.
Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the
President of the Adviser and of the Chief Compliance Officer of the Fund. The President
of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price.
The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities;
security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the
Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, October 31, 2004, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $122,074,854 for which the Fund paid $161,936 in brokerage commissions.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
  For the Year Ended                      For the Period      For the Year      For the
     November 30          For the Year    Ended November     Ended October     Year Ended
                             Ended           30, 20031          31, 2003      October 31,
                          November 30,                                            2002
                              2004
Advisory Fee Earned        $2,271,260        $181,560          $2,012,467      $1,960,605
Advisory Fee Reduction         0                 0               8,159             0
Advisory Fee                 1,033              127              1,942           3,297
Reimbursement
Brokerage Commissions       219,570            1,682            207,810          37,356
Administrative Fee          252,258           22,131            216,849         207,171
12b-1 Fee:
 Class B Shares             557,799           44,356            476,275            --
 Class C Shares             198,824           17,129            182,880            --
 Class K Shares                58               02                 1               --
Shareholder Services
Fee:
  Class A Shares            575,376             --                 --              --
  Class B Shares            185,933             --                 --              --
  Class C Shares             66,275             --                 --              --
1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one month period from November 1, 2003 to November 30, 2003.
------------------------------------------------------------------------------------------

2 Represents less than $1

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity;
type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year, and ten-year periods ended November
30, 2004.

Yield is given for the 30-day period ended November 30, 2004.

                          30-Day      1 Year    5 Years  10
                          Period                          Years
Class A Shares:
Total Return
  Before Taxes             N/A         1.97%     2.08%    8.20%
  After Taxes on           N/A         1.26%     1.13%    5.88%
  Distributions
  After Taxes on           N/A         1.27%     1.23%    5.77%
  Distributions and
  Sale of Shares
Yield                     1.01%         N/A       N/A      N/A

------------------------------------------------------------------------------------------
                                                    Start of
                                                  Performance
                       30-Day 1 Year   5 Years     8/30/1996
                       Period
Class B  Shares:
Total Return
  Before Taxes          N/A   1.58%     2.11%        6.49%
  After Taxes on        N/A   1.12%     1.41%        4.55%
  Distributions
  After Taxes on        N/A   1.03%     1.41%        4.51%
  Distributions and
  Sale of Shares
Yield                  0.34%   N/A       N/A          N/A

------------------------------------------------------------------------------------------

                          30-Day      1 Year    5 Years  10
                          Period                          Years
Class C Shares:
Total Return
  Before Taxes             N/A         5.06%     2.28%    7.87%
  After Taxes on           N/A         4.58%     1.58%    5.78%
  Distributions
  After Taxes on           N/A         3.28%     1.56%    5.63%
  Distributions and
  Sale of Shares
Yield                     0.41%         N/A       N/A      N/A

------------------------------------------------------------------------------------------
                                                  Start of
                                            Performance 4/8/2003
                       30-Day       1 Year
                         Period
Class K  Shares:
Total Return
  Before Taxes            N/A       7.64%          12.22%
  After Taxes on          N/A       7.02%          11.70%
  Distributions
  After Taxes on          N/A       4.96%          10.17%
  Distributions and
  Sale of Shares
Yield                    0.69%       N/A            N/A

------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Lehman Brothers Aggregate Bond Index
An unmanaged index composed of securities from the Lehman Brothers Government/Corporate
Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total
return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Investors may also consult the fund evaluation consulting universe listed below.
Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.

SEI Balanced Universe is composed of 916 portfolios managed by 390 managers representing
$86 billion in assets. To be included in the universe, a portfolio must contain a 5%
minimum commitment in both equity and fixed-income securities.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. From offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

Federated Funds overview

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and asset allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including, high yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately
$3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers  responsible for oversight of the various investment sectors within  Federated are:  Stephen F. Auth, CFA for Global Equity;  Robert J. Ostrowski,  CFA
for Taxable Fixed Income;  Mary Jo Ochson,  CFA for Tax Free Fixed Income;  and Deborah A.
Cunningham, CFA for Money Market funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30, 2004, are incorporated herein by reference to the Annual Report to Shareholders of Federated Stock
and Bond Fund, Inc. dated November 30, 2004.


INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk.
They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.
They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C'
ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


ADDRESSES

federated stock and bond fund, inc.

Class A Shares
Class B Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian
State Street Bank and Trust Company

Securities Lending Agents
HSBC
State Street Bank and Trust Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Legal Counsel
Reed Smith LLP
Dickstein Shapiro Morin & Oshinsky, LLP

Service Providers
Bloomberg
Factset
Institutional Shareholder Services, Inc.
Investor Responsibility Research Center
Wilshire Associates, Inc.

Security Pricing Services
FT Interactive Data
Reuters

Ratings Agencies
S&P

Performance Reporting/Publications
Fidelity-Strategic Advisors
Morningstar
NASDAQ
Value Line
Vickers
Wiesenberger/Thomson Financial

Other
ICI
Astec Consulting Group Inc.


PART C.     OTHER INFORMATION

Item 23.
            (a)   (i)         Conformed copy of Articles of Amendment to the
                              Articles of Incorporation of the Registrant;
                              (25)
                  (ii)        Conformed copy of Articles Supplementary, to
                              the Articles of Incorporation of the
                              Registrant; (25)
            (b)   (i)         Copies of By-Laws of the Registrant as
                              amended; (14)
                  (ii)        Copy of Amendment #13 to the By-Laws of the
                              Registrant; (19)
                  (iii)       Copy of Amendment #14 to the By-Laws of the
                              Registrant; (19)
                  (iv)        Copy of Amendment #15 to the By-Laws of the
                              Registrant; (19)
(v)   Copy of Amendment #16 to the By-Laws of the Registrant; (22)
(vi)  Copy of Amendment #17 to the By-Laws of the Registrant; (24)
(vii) Copy of Amendment #18 to the By-Laws of the Registrant; (25)
            (c)   (i)         Copy of Specimen Certificate for Shares of
                              Capital Stock of the Registrant; (15)
                  (ii)        Copy of Specimen Certificate for Shares of
                              Capital Stock (Class B Shares) of the
                              Registrant; (16)
                  (iii)       Copy of Specimen Certificate for Shares of
                              Capital Stock (Class C Shares) of the
                              Registrant; (16)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant; (13)
                  (ii)        Conformed Copy of the Amendment to the
                              Investment Advisory Contract of the
                              Registrant; (21)
                  (iii)       Conformed copy of Assignment of Investment
                              Advisory Contract of the Registrant; (24)
                  (iv)        Conformed copy of Sub-Advisory Agreement of
                              the Registrant; (24)
            (e)   (i)         Conformed copy of Distributor's Contract
                              including Exhibit A of the Registrant; (12)
                  (ii)        Conformed copy of Exhibit B to the
                              Distributor's Contract of the Registrant; (15)
                  (iii)       Conformed Copy of Distributor's Contract and
                              Exhibit 1 to the Distributor's Contract of the
                              Registrant; (18)

                  (iv)        The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual Funds
                              Sales and Service Agreement; Mutual Funds
                              Service Agreement; and Plan Trustee/Mutual
                              Funds Service Agreement from Item 24 (b) (6)
                              of the Cash Trust Series II Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 24, 1995. (File Numbers
                              33-38550 and 811-6269)
(v)   Conformed Copy of Amendment dated June 01, 2001 to the Distributor's Contract of the Registrant; (21)
(vi)  Conformed copy of Exhibit B to the Distributor's Contract of the Registrant;
                              (23)
(viii)      Conformed copy of Exhibit C to the Distributor's Contract of the
                              Registrant; (23)
(ix)  Conformed copy of Amendment dated October 01, 2003 to the Distributor's
                              Contract of the Registrant; (24)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant; (13)
                  (ii)        Conformed copy of Custodian Fee Schedule; (17)
            (h)   (i)         Conformed copy of Amended and Restated
                              Shareholder Services Agreement; (17)
                  (ii)        Conformed copy of Principal Shareholder
                              Servicer's Agreement (Class B Shares); (18)
                  (iii)       Conformed copy of Shareholder Services
                              Agreement (Class B Shares); (18)
                  (iv)        The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference.
                   (v)        The Registrant hereby incorporates the conformed
                              copy of the Second Amended and
                              Restated Shareholder Services Agreement from
                              Item (h)(v) of the Investment Series Funds,
                              Inc. Registration Statement on Form N-1A,
                              filed with the Commission on January 23, 2002.
                              (Files Nos. 33-48847 and 811-07021);
                  (vi)        The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Agreement for Administrative Services, with
                              Exhibit 1 and Amendments 1 and 2 attached,
                              between Federated Administrative Services and
                              the Registrant from Item 23(h)(iv)of the
                              Federated Total Return Series, Inc.
                              Registration Statement on Form N-1A, filed
                              with the Commission on November 29, 2004.
                              (File Nos. 33-50773 and 811-7115);
                (vii)         The Registrant hereby incorporates the
                              conformed copy of Amendment No. 3 to the
                              Amended & Restated Agreement for Fund
                              Accounting Services, Transfer Agency Services,
                              Administrative Services and Custody Services
                              Procurement from Item 23 (h)(v) of the
                              Federated U.S. Government Securities: 2-5
                              Years Registration Statement on form N-1A,
                              filed with the Commission on March 30, 2004.
                              (File Nos. 2-75769 and 811-3387).
            (i)               Opinion and Consent of Counsel as to legality
                              of shares being registered; (9)
            (j)               Conformed copy of Consent of Independent
                              Auditors; (+)
            (k)               Not applicable;
            (l)               Not applicable;
            (m)   (i)         Copy of Distribution Plan of the Registrant
                              dated February 12, 2004; (25)
                  (ii)        Conformed copy of Exhibit A to the
                              Distribution Plan of the Registrant; (25)
                 (iii)        Conformed copy of Exhibit B to the Distribution Plan of the Registrant; (25)
                  (iv)        Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant
                              (Class B Shares); (18)
                  (iv)        The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference
            (n)               The Registrant hereby incorporates the
                              conformed copy of the Multiple Class Plan from
                              Item (n) of the Federated Income Securities
                              Trust Registration Statement on Form N-1A,
                              filed with the Commission on June 30, 2003.
                              (File Nos. 33-3164 and 811-4577).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (22)
                  (ii)        Conformed copy of Limited Power of Attorney of
                              the Registrant; (16)
                  (iii)       Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (22)
                  (iv)        Conformed copy of Power of Attorney of
                              Treasurer of the Registrant; (19)
            (p)               The Registrant hereby incorporates the
                              conformed copy of the Code of Ethics for
                              Access Persons from Item 23(p) of the Money
                              Market Obligations Trust Registration
                              Statement on Form N-1A filed with the
                              Commission on February 29, 2004. (File Nos.
                              33-31602 and 811-5950).
_______________________
+           All exhibits filed electronically.

9.          Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 52 filed on Form N-1 February 27,
            1981. (File Nos. 2-10415 and 811-1)
12.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 83 filed on Form N-1A December 28,
            1993.(File Nos. 2-10415 and 811-1)
13.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 85 filed on Form N-1A December 29,
            1994.(File Nos. 2-10415 and 811-1)
14.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 87 filed on Form N-1A December 27,
            1995. (File Nos. 2-10415 and 811-1)
15.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996.
            (File Nos. 2-10415 and 811-1)
16.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 91 filed on Form N-1A December 23,
            1996. (File Nos. 2-10415 and 811-1)
17.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 94 filed on Form N-1A October 31,
            1997. (File Nos. 2-10415 and 811-1)
18.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 96 filed on Form N-1A December 29,
            1997. (File Nos. 2-10415 and 811-1)
19.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 98 filed on Form N-1A December 30,
            1998. (File Nos. 2-10415 and 811-1)
20.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 101 filed on Form N-1A December 28,
            2000 (File Nos. 2-10415 and 811-1)
21.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 102 filed on Form N-1A December 26,
            2001 (File Nos. 2-10415 and 811-1)
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment
            No. 103 filed on Form N-1A December 30, 2002 (File Nos. 2-10415 and 811-1)
23.   Response is incorporated by reference to Registrant's Post Effective Amendment
            No. 105 filed on Form N-1A April 01, 2003 (File Nos. 2-10415 and
            811-1)
24.   Response is incorporated by reference to Registrant's Post Effective Amendment
            No. 106 filed on Form N-1A January 23, 2004 (File Nos. 2-10415 and 811-1)
25.   Response is incorporated by reference to Registrant's Post Effective Amendment
            No. 107 filed on Form N-1A November 12, 2004 (File Nos. 2-10415 and 811-1)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification (13)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in
            Part A. The affiliations with the Registrant of one of the
            Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
            Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial
            Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
            Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
            Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Executive Vice President:                 Stephen F. Auth

Senior Vice Presidents:                   Linda A. Duessel
                                          James E. Grefenstette

Vice Presidents:                          G. Andrew Bonnewell
                                          David P. Gilmore
                                          John W. Harris
                                          Steven Lehman
                                          Kevin McClosky
                                          John L. Nichol

Assistant Vice Presidents:                Angela A. Kohler
                                          Dana Meissner
                                          Michael R. Tucker

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a)         Federated Securities Corp. the Distributor for shares of the
            Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

            Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate
            Securities Fund; Federated American Leaders Fund, Inc.; Federated Core
            Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated
            Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
            Federated GNMA Trust; Federated Government Income Securities, Inc.;
            Federated High Income Bond Fund, Inc.; Federated High Yield Municipal
            Income Fund; Federated High Yield Trust; Federated Income Securities
            Trust; Federated Income Trust; Federated Index Trust; Federated
            Institutional Trust; Federated Insurance Series; Federated International
            Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited
            Duration Government Fund, Inc.; Federated Managed Allocation Portfolios;
            Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal
            Securities Fund, Inc.; Federated Municipal Securities Income Trust;
            Federated Premier Intermediate Municipal Income Fund; Federated Premier
            Municipal Income Fund; Federated Short-Term Municipal Trust; Federated
            Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return
            Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S.
            Government Bond Fund; Federated U.S. Government Securities Fund: 1-3
            Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated
            World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones
            Money Market Fund; Money Market Obligations Trust; Regions Morgan Keegan
            Select Funds and SouthTrust Funds.

            (b)

(1)                                 (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director: Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director: Peter J. Germain

Treasurer and Director: Denis McAuley III

Senior Vice Presidents: Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                            R. Edmond Connell, Jr.
                            Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

      Assistant Vice
      Presidents:       Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

      Secretary:        Stephen A. Keen

      Assistant
      Secretary:              Thomas R. Donahue
                              Peter J. Germain

            The business address of each of the Officers of Federated Securities
            Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
            Pennsylvania 15222-3779.

                  (c)   Not applicable

Item 28.    Location of Accounts and Records:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                ReedSmith LLP
                                          Investment Management Group
                                          (IMG)
                                          12th Floor
                                          Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

                                          (Notices should be sent to the
                                          Agent for service at the above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Equity                          Federated Investors Tower
Management Company of                     1001 Liberty Avenue
Pennsylvania                              Pittsburgh, PA 15222-3779
("Adviser")

State Street Bank and Trust Company
("Custodian")                             P.O. Box 8600
                                          Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED STOCK AND BOND
FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 31st day of January, 2005.

                     FEDERATED STOCK AND BOND FUND, INC.

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  January 31, 2005

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                             TITLE                   DATE

By: /s/ Todd P. Zerega
Todd P. Zerega                      Attorney In Fact        January 31, 2005
ASSISTANT SECRETARY                 For the Persons
                                    Listed Below

John F. Donahue*                    Chairman and Director

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Richard J. Thomas *                 Treasurer
                                    (Principal Financial Officer)

Stephen F. Auth*                    Chief Investment Officer

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr*           Director
John E. Murray, Jr., J.D.,
S.J.D.*                             Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney